Share-based compensation - Restricted shares (Detail) - Restricted shares	12 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2023 shares $ / shares
EUR-denominated
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period (in shares)	2,995,252	2,995,252	2,321,250	2,321,250
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period (in euros per share) | € / shares	€ 23.39		€ 30.73
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,367,380	1,367,380	1,471,975	1,471,975
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in euros per share) | € / shares	€ 22.64		€ 16.35
Notional Dividends (in shares)	52,481	52,481	135,791	135,791
Weighted average exercise price notional dividends (in euros per share) | € / shares	€ 22.57		€ 27.98
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	(627,855)	(627,855)	(595,796)	(595,796)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in euros per share) | € / shares	€ 35.10		€ 35.07
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	(263,352)	(263,352)	(337,968)	(337,968)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in euros per share) | € / shares	€ 21.06		€ 24.46
Number of other equity instruments outstanding in share-based payment arrangement at end of period (in shares)	3,523,906	3,523,906	2,995,252	2,995,252
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period (in euros per share) | € / shares	€ 21.17		€ 23.39
USD-denominated
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period (in shares)	2,654,193	2,654,193	2,345,263	2,345,263
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period (in euros per share) | $ / shares		$ 26.04		$ 33.87
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,460,620	1,460,620	1,284,761	1,284,761
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in euros per share) | $ / shares		$ 24.59		$ 17.72
Notional Dividends (in shares)	48,774	48,774	126,498	126,498
Weighted average exercise price notional dividends (in euros per share) | $ / shares		$ 24.33		$ 31.12
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	(582,404)	(582,404)	(679,430)	(679,430)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in euros per share) | $ / shares		$ 40.51		$ 37.83
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	(253,953)	(253,953)	(422,899)	(422,899)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in euros per share) | $ / shares		$ 23.43		$ 26.79
Number of other equity instruments outstanding in share-based payment arrangement at end of period (in shares)	3,327,230	3,327,230	2,654,193	2,654,193
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period (in euros per share) | $ / shares		$ 23.04		$ 26.04